Fair Value Measurements - Assets Measured on a Recurring Basis (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities	$ 123,054	$ 146,520	$ 154,334
US Government Agencies Debt Securities [Member]
Available-for-sale Securities	10,863	21,629	22,896
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale Securities	21,380	24,524	29,391
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Available-for-sale Securities	2,068	2,263	2,919
Debt Securities [Member]
Available-for-sale Securities	121,836	145,706	153,551
Equity Securities In Financial Institutions [Member]
Available-for-sale Securities	1,218	814	783
Fair Value, Measurements, Recurring [Member] | US Government Agencies Debt Securities [Member]
Available-for-sale Securities	10,863	21,629	22,896
Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Available-for-sale Securities	87,525	97,290	98,345
Fair Value, Measurements, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale Securities	21,380	24,524	29,391
Fair Value, Measurements, Recurring [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
Available-for-sale Securities	2,068	2,263	2,919
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member]
Available-for-sale Securities	121,836	145,706	153,551
Fair Value, Measurements, Recurring [Member] | Equity Securities In Financial Institutions [Member]
Available-for-sale Securities	1,218	814	783
Fair Value, Inputs, Level 1 [Member]
Available-for-sale Securities	5	5
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Securities In Financial Institutions [Member]
Available-for-sale Securities	5	5
Fair Value, Inputs, Level 2 [Member]
Available-for-sale Securities	123,049	146,515	154,334
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | US Government Agencies Debt Securities [Member]
Available-for-sale Securities	10,863	21,629	22,896
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Available-for-sale Securities	87,525	97,290	98,345
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale Securities	21,380	24,524	29,391
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
Available-for-sale Securities	2,068	2,263	2,919
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Debt Securities [Member]
Available-for-sale Securities	121,836	145,706	153,551
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Securities In Financial Institutions [Member]
Available-for-sale Securities	$ 1,213	809	$ 783
Scenario, Previously Reported [Member]
Available-for-sale Securities		146,520
Scenario, Previously Reported [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale Securities		146,520
Scenario, Previously Reported [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Securities In Financial Institutions [Member]
Available-for-sale Securities		$ 814